Inventories - Summary of inventories and written down of inventories (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Classes of current inventories [abstract]
Finished goods	R$ 389,896	R$ 298,860
Raw material for construction process	45,397	53,213
Fuels and lubricants	6,224	4,207
Spare parts and accessories	224,005	244,256
Warehouse and others	50,768	62,525
Inventories	R$ 716,290	R$ 663,061